UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Global Equity Fund

1/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Alcoholic Beverages – 6.1%
Diageo PLC	601,047	$8,222,592
Grupo Modelo S.A. de C.V., “C”	413,500	1,090,210
Heineken N.V.	285,960	8,439,600
Pernod Ricard S.A.	52,552	3,313,240

		$21,065,642

Apparel Manufacturers – 5.2%
Burberry Group PLC	463,380	$1,698,972
Compagnie Financiere Richemont S.A.	205,274	3,008,585
LVMH Moet Hennessy Louis Vuitton S.A.	116,430	6,381,240
NIKE, Inc., “B”	150,800	6,823,700

		$17,912,497

Automotive – 0.3%
Harley-Davidson, Inc.	88,590	$1,079,026

Biotechnology – 0.4%
Actelion Ltd. (a)	24,517	$1,335,869

Broadcasting – 5.1%
Omnicom Group, Inc.	190,320	$4,927,385
Viacom, Inc., “B” (a)	48,775	719,431
Vivendi S.A.	112,300	2,905,974
Walt Disney Co.	282,660	5,845,409
WPP Group PLC (a)	594,611	3,364,979

		$17,763,178

Brokerage & Asset Managers – 0.8%
Deutsche Boerse AG	20,290	$1,026,183
Julius Baer Holding Ltd.	60,204	1,794,857

		$2,821,040

Business Services – 1.9%
Accenture Ltd.	161,690	$5,102,936
DST Systems, Inc. (a)	41,670	1,323,856

		$6,426,792

Chemicals – 3.9%
3M Co.	149,880	$8,062,045
Givaudan S.A.	7,930	5,383,977

		$13,446,022

Computer Software – 2.2%
Oracle Corp. (a)	449,670	$7,567,946

Conglomerates – 0.9%
Smiths Group PLC	239,698	$2,975,227

Consumer Goods & Services – 4.5%
Henkel KGaA, IPS	38,570	$997,084
International Flavors & Fragrances, Inc.	75,940	2,173,403
Procter & Gamble Co.	84,425	4,601,163
Reckitt Benckiser Group PLC	203,360	7,883,474

		$15,655,124

Electrical Equipment – 3.3%
Legrand S.A.	212,540	$3,590,837
Rockwell Automation, Inc.	96,040	2,500,882
Schneider Electric S.A.	83,396	5,313,385

		$11,405,104

Electronics – 5.3%
ASML Holding N.V.	128,581	$2,141,903

1

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Canon, Inc.	170,600	$4,585,180
Hirose Electric Co. Ltd.	14,200	1,335,074
Hoya Corp.	203,800	3,620,850
Intel Corp.	242,950	3,134,055
Samsung Electronics Co. Ltd.	9,707	3,375,999

		$18,193,061

Energy - Independent – 2.7%
INPEX Holdings, Inc.	490	$3,515,583
Kao Corp.	247,000	6,004,740

		$9,520,323

Energy - Integrated – 5.1%
Chevron Corp.	61,910	$4,365,893
Exxon Mobil Corp.	47,230	3,612,150
Royal Dutch Shell PLC	199,600	4,956,738
TOTAL S.A.	94,320	4,731,060

		$17,665,841

Food & Beverages – 7.4%
General Mills, Inc.	20,690	$1,223,814
J.M. Smucker Co.	83,809	3,783,976
Nestle S.A.	379,216	13,136,390
PepsiCo, Inc.	152,020	7,635,965

		$25,780,145

Food & Drug Stores – 2.3%
Tesco PLC	385,246	$1,999,825
Walgreen Co.	211,510	5,797,489

		$7,797,314

Gaming & Lodging – 1.1%
Ladbrokes PLC	780,010	$2,043,181
William Hill PLC	513,240	1,755,338

		$3,798,519

Insurance – 1.9%
AXA	263,680	$4,123,978
QBE Insurance Group Ltd.	42,970	647,134
Swiss Reinsurance Co.	74,358	1,983,478

		$6,754,590

Machinery & Tools – 0.4%
Fanuc Ltd.	25,900	$1,536,491

Major Banks – 4.8%
Bank of New York Mellon Corp.	216,493	$5,572,530
Erste Group Bank AG	100,538	1,524,150
Goldman Sachs Group, Inc.	27,390	2,211,195
Intesa Sanpaolo S.p.A	459,660	1,455,187
Standard Chartered PLC	191,685	2,433,440
State Street Corp.	146,440	3,407,659

		$16,604,161

Medical Equipment – 8.1%
Alcon, Inc.	25,400	$2,175,256
DENTSPLY International, Inc.	57,800	1,555,398
Medtronic, Inc.	186,670	6,251,578
Sonova Holding AG	18,468	891,635
Synthes, Inc.	42,430	5,132,278
Thermo Fisher Scientific, Inc. (a)	111,650	4,011,585

2

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Waters Corp. (a)	101,500	$3,671,255
Zimmer Holdings, Inc. (a)	115,620	4,208,568

		$27,897,553

Natural Gas - Distribution – 1.6%
GDF Suez	140,752	$5,419,181

Network & Telecom – 0.9%
Cisco Systems, Inc. (a)	218,150	$3,265,706

Other Banks & Diversified Financials – 2.3%
Aeon Credit Service Co. Ltd.	118,600	$1,070,535
American Express Co.	120,830	2,021,486
Komercni Banka A.S.	9,238	1,028,827
UBS AG (a)	298,214	3,763,991

		$7,884,839

Pharmaceuticals – 8.4%
Bayer AG	84,130	$4,482,231
GlaxoSmithKline PLC	119,330	2,108,918
Johnson & Johnson	93,620	5,400,938
Merck KGaA	70,520	5,983,771
Roche Holding AG	78,150	11,009,320

		$28,985,178

Printing & Publishing – 1.0%
Wolters Kluwer N.V.	192,340	$3,472,437

Railroad & Shipping – 1.2%
Canadian National Railway Co.	115,506	$4,042,710

Specialty Chemicals – 5.5%
L’Air Liquide S.A.	36,220	$2,645,060
Linde AG	104,910	7,018,573
Praxair, Inc.	69,150	4,305,279
Shin-Etsu Chemical Co. Ltd.	110,600	5,136,164

		$19,105,076

Specialty Stores – 0.2%
Sally Beauty Holdings, Inc. (a)	123,680	$585,006

Telephone Services – 0.7%
Singapore Telecommunications Ltd.	1,495,975	$2,600,163

Trucking – 2.5%
TNT N.V.	232,080	$4,057,655
United Parcel Service, Inc., “B”	112,330	4,772,902

		$8,830,557

Utilities - Electric Power – 0.7%
E.ON AG	73,516	$2,375,838

Total Common Stocks		$341,568,156

Money Market Funds (v) – 0.7%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	2,523,293	$2,523,293

Total Investments		$344,091,449

Other Assets, Less Liabilities – 0.6%		2,178,224

Net Assets – 100.0%		$346,269,673

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

3

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

The following abbreviations are used in this report and are defined:

IPS       International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Equity Fund

Supplemental Information (Unaudited) 1/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$310,663,535	$33,427,914	$—	$344,091,449
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$450,699,111

Gross unrealized appreciation	$28,358,081
Gross unrealized depreciation	(134,965,743)

Net unrealized appreciation (depreciation)	$(106,607,662)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,072,364	16,897,390	(16,446,461)	2,523,293

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,472	$2,523,293

5

MFS Global Equity Fund

Supplemental Information (Unaudited) 1/31/09 - continued

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2009 are as follows:

United States	38.6%
Switzerland	13.7%
France	11.1%
United Kingdom	10.0%
Japan	7.7%
Netherlands	6.7%
Germany	6.3%
Canada	1.2%
South Korea	1.0%
Other Countries	3.7%

6

MFS® Global Total Return Fund

1/31/09
Quarterly portfolio holdings

INVESTMENT MANAGEMENT

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 59.2%
Aerospace – 2.7%
Lockheed Martin Corp.	93,800	$7,695,352
Northrop Grumman Corp.	92,120	4,432,814
United Technologies Corp.	61,860	2,968,661

		$15,096,827

Alcoholic Beverages – 0.8%
Heineken N.V.	151,540	$4,472,433

Apparel Manufacturers – 0.6%
Compagnie Financiere Richemont S.A.	88,420	$1,295,922
NIKE, Inc., “B”	39,880	1,804,570

		$3,100,492

Automotive – 0.1%
Johnson Controls, Inc.	43,340	$542,183

Broadcasting – 2.3%
Fuji Television Network, Inc.	1,461	$1,857,753
Nippon Television Network Corp.	13,200	1,350,982
Omnicom Group, Inc.	86,310	2,234,566
Vivendi S.A.	120,460	3,117,129
Walt Disney Co.	107,110	2,215,035
WPP Group PLC	338,216	1,914,007

		$12,689,472

Brokerage & Asset Managers – 0.7%
Daiwa Securities Group, Inc.	492,000	$2,690,503
Franklin Resources, Inc.	19,010	920,464

		$3,610,967

Business Services – 1.2%
Accenture Ltd.	109,570	$3,458,029
Bunzl PLC	168,970	1,388,420
USS Co. Ltd.	48,810	2,064,295

		$6,910,744

Chemicals – 0.9%
3M Co.	32,970	$1,773,456
PPG Industries, Inc.	84,310	3,168,370

		$4,941,826

Computer Software – 1.2%
Oracle Corp. (a)	395,720	$6,659,968

Computer Software - Systems – 1.1%
Fujitsu Ltd.	585,000	$2,627,688
International Business Machines Corp.	35,680	3,270,072

		$5,897,760

Construction – 1.3%
CRH PLC	126,600	$2,950,195
Geberit AG	30,093	2,921,348
Sekisui Chemical Co. Ltd.	30,000	166,560
Sherwin-Williams Co.	29,040	1,386,660

		$7,424,763

Consumer Goods & Services – 1.2%
Henkel KGaA, IPS	104,820	$2,709,731
Kose Corp.	92,600	2,014,123
Procter & Gamble Co.	38,565	2,101,792

		$6,825,646

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 0.8%
Brambles Ltd.	1,104,290	$4,719,649

Electrical Equipment – 1.5%
Legrand S.A.	177,930	$3,006,106
OMRON Corp.	133,000	1,572,258
Spectris PLC	260,540	1,818,965
W.W. Grainger, Inc.	24,180	1,763,931

		$8,161,260

Electronics – 2.5%
Intel Corp.	277,850	$3,584,265
Konica Minolta Holdings, Inc.	494,500	3,804,722
Samsung Electronics Co. Ltd.	10,211	3,551,286
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	425,162	3,205,721

		$14,145,994

Energy - Independent – 1.8%
Apache Corp.	34,730	$2,604,750
Devon Energy Corp.	44,050	2,713,480
EOG Resources, Inc.	28,200	1,911,114
Kao Corp.	118,000	2,868,661

		$10,098,005

Energy - Integrated – 6.1%
Chevron Corp.	81,990	$5,781,935
Exxon Mobil Corp.	61,510	4,704,285
Hess Corp.	40,780	2,267,776
Royal Dutch Shell PLC, “A”	296,870	7,442,875
StatoilHydro ASA	249,950	4,320,186
TOTAL S.A.	190,000	9,530,337

		$34,047,394

Food & Beverages – 2.8%
J.M. Smucker Co.	23,873	$1,077,866
Kellogg Co.	21,240	927,976
Nestle S.A.	279,618	9,686,224
Nong Shim Co. Ltd.	7,798	1,129,012
PepsiCo, Inc.	49,360	2,479,353

		$15,300,431

Food & Drug Stores – 0.5%
CVS Caremark Corp.	96,210	$2,586,125

Forest & Paper Products – 0.2%
UPM-Kymmene Corp.	133,530	$1,265,191

Gaming & Lodging – 0.1%
Royal Caribbean Cruises Ltd.	85,150	$552,623

Insurance – 2.8%
Allstate Corp.	154,430	$3,346,498
Aon Corp.	20,800	770,640
Aviva PLC	319,900	1,446,429
Jardine Lloyd Thompson Group PLC	209,620	1,371,573
MetLife, Inc.	163,980	4,711,145
Muenchener Ruckversicherungs-Gesellschaft AG	23,720	3,149,482
Prudential Financial, Inc.	32,080	826,060

		$15,621,827

Leisure & Toys – 0.2%
NAMCO BANDAI Holdings, Inc.	114,400	$1,139,032

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 0.5%
Assa Abloy AB, “B”	284,480	$2,864,948

Major Banks – 4.6%
Bank of America Corp.	93,406	$614,611
Bank of New York Mellon Corp.	180,428	4,644,217
Credit Agricole S.A.	251,365	3,070,427
Goldman Sachs Group, Inc.	38,320	3,093,574
JPMorgan Chase & Co.	119,120	3,038,751
PNC Financial Services Group, Inc.	35,130	1,142,428
State Street Corp.	62,850	1,462,520
Sumitomo Mitsui Financial Group, Inc.	101,900	4,036,676
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	23,650	1,331,022
UniCredito Italiano S.p.A.	1,057,498	1,871,256
Wells Fargo & Co.	81,790	1,545,831

		$25,851,313

Medical Equipment – 0.5%
Medtronic, Inc.	21,810	$730,417
Smith & Nephew PLC	115,972	837,812
Waters Corp. (a)	29,710	1,074,611

		$2,642,840

Network & Telecom – 0.5%
Nokia Oyj	231,040	$2,836,948

Oil Services – 0.3%
Fugro N.V.	30,960	$841,582
National Oilwell Varco, Inc. (a)	25,200	666,288

		$1,507,870

Other Banks & Diversified Financials – 1.8%
Bangkok Bank Public Co. Ltd.	466,500	$978,121
DNB Holding A.S.A.	620,200	2,113,484
Hachijuni Bank Ltd.	247,000	1,379,777
ING Groep N.V. (a)	432,420	3,533,526
Sapporo Hokuyo Holdings, Inc.	224,900	798,188
Unione di Banche Italiane Scpa	93,932	1,172,638

		$9,975,734

Pharmaceuticals – 6.5%
Daiichi Sankyo Co. Ltd.	115,300	$2,591,574
GlaxoSmithKline PLC	234,800	4,149,619
Hisamitsu Pharmaceutical Co., Inc.	18,500	680,535
Johnson & Johnson	60,760	3,505,244
Merck & Co., Inc.	132,170	3,773,453
Merck KGaA	29,360	2,491,258
Novartis AG	105,510	4,373,585
Pfizer, Inc.	40,340	588,157
Roche Holding AG	68,150	9,600,578
Wyeth	102,040	4,384,659

		$36,138,662

Printing & Publishing – 0.3%
Reed Elsevier PLC	231,503	$1,741,215

Specialty Stores – 0.1%
Praktiker Bau-und Heimwerkermaerkte Holding AG	63,000	$471,891

Telecommunications - Wireless – 3.1%
America Movil S.A.B. de C.V., “L”, ADR	42,770	$1,219,373
KDDI Corp.	761	4,755,217

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par		Value ($)
Common Stocks – continued
Telecommunications - Wireless – continued
Rogers Communications, Inc., “B”		64,040	1,805,915
Vodafone Group PLC		5,056,345	9,503,969

			$17,284,474

Telephone Services – 2.6%
AT&T, Inc.		237,970	$5,858,821
China Unicom Ltd.		1,084,000	1,002,280
Royal KPN N.V.		211,230	2,826,295
Telefonica S.A.		265,130	4,728,851

			$14,416,247

Tobacco – 2.0%
Japan Tobacco, Inc.		658	$1,880,164
Lorillard, Inc.		30,830	1,833,152
Philip Morris International, Inc.		199,050	7,394,707

			$11,108,023

Trucking – 1.2%
TNT N.V.		206,000	$3,601,676
Yamato Holdings Co. Ltd.		327,000	3,319,012

			$6,920,688

Utilities - Electric Power – 1.8%
Dominion Resources, Inc.		79,104	$2,782,879
E.ON AG		106,288	3,434,941
FPL Group, Inc.		39,650	2,043,957
PPL Corp.		54,910	1,683,541

			$9,945,318

Total Common Stocks			$329,516,783

Bonds – 30.7%
Asset Backed & Securitized – 0.9%
Bayview Commercial Asset Trust, FRN, 1.637%, 2023 (n)	CAD	560,000	$310,769
Commercial Mortgage Asset Trust, FRN, 0.896%, 2032 (i)(n)		12,352,897	306,309
Commercial Mortgage Pass-Through Certificates, FRN, 0.523%, 2017 (n)		1,400,000	1,161,834
Commercial Mortgage Pass-Through Certificates, FRN, 0.533%, 2017 (n)		1,808,137	1,559,071
First Union National Bank Commercial Mortgage Trust, FRN, 0.896%, 2043 (i)(n)		23,097,828	327,054
Greenwich Capital Commercial Funding Corp., FRN, 5.914%, 2038		790,000	548,143
GS Mortgage Securities Corp., “GG8”, 5.56%, 2039		790,000	557,423

			$4,770,603

International Market Quasi-Sovereign – 0.2%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	1,405,000	$1,220,737

International Market Sovereign – 21.7%
Dutch Government, 3.75%, 2014	EUR	7,271,000	$9,545,978
Federal Republic of Germany, 5.25%, 2010	EUR	3,096,000	4,171,997
Federal Republic of Germany, 5%, 2011	EUR	1,818,000	2,508,728
Federal Republic of Germany, 3.75%, 2013	EUR	2,630,000	3,554,110
Federal Republic of Germany, 3.75%, 2015	EUR	5,767,000	7,780,074
Federal Republic of Germany, 4.25%, 2018	EUR	3,082,000	4,259,955
Federal Republic of Germany, 6.25%, 2030	EUR	4,466,000	7,335,163
Government of Australia, 6.25%, 2015	AUD	5,534,000	4,040,725
Government of Canada, 4.5%, 2015	CAD	5,421,000	4,947,179
Government of Canada, 5.75%, 2033	CAD	425,000	449,365
Government of Japan, 1.5%, 2012	JPY	166,000,000	1,905,466
Government of Japan, 1.7%, 2017	JPY	131,000,000	1,534,713
Government of Japan, 2.1%, 2024	JPY	629,000,000	7,283,419
Government of Japan, 2.2%, 2027	JPY	624,700,000	7,320,127
Government of Japan, 2.4%, 2037	JPY	127,350,000	1,542,346

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Kingdom of Belgium, 5.5%, 2017	EUR	5,197,000	7,292,048
Kingdom of Denmark, 4%, 2015	DKK	13,907,000	2,452,662
Kingdom of Spain, 5%, 2012	EUR	6,519,000	8,883,635
Kingdom of Sweden, 4.5%, 2015	SEK	17,040,000	2,251,013
Republic of France, 6%, 2025	EUR	5,169,000	7,985,349
Republic of France, 4.75%, 2035	EUR	1,063,000	1,471,420
Republic of Italy, 4.75%, 2013	EUR	6,244,000	8,414,146
United Kingdom Treasury, 8%, 2015	GBP	4,231,000	7,789,050
United Kingdom Treasury, 8%, 2021	GBP	1,887,000	3,789,391
United Kingdom Treasury, 4.25%, 2036	GBP	1,675,000	2,336,018

			$120,844,077

Mortgage Backed – 1.2%
Fannie Mae, 4.517%, 2013		$81,209	$82,077
Fannie Mae, 5.369%, 2013		268,023	276,131
Fannie Mae, 4.78%, 2015		356,124	358,647
Fannie Mae, 4.79%, 2015		371,986	374,954
Fannie Mae, 4.856%, 2015		281,382	282,238
Fannie Mae, 5.09%, 2016		362,000	367,335
Fannie Mae, 5.423%, 2016		339,288	352,755
Fannie Mae, 4.996%, 2017		259,263	263,192
Fannie Mae, 5.05%, 2017		330,000	334,025
Fannie Mae, 5.32%, 2017		278,633	286,005
Fannie Mae, 5.5%, 2024		280,184	282,876
Fannie Mae, 5%, 2025		614,895	622,159
Freddie Mac, 5%, 2022 - 2027		2,355,784	2,384,235
Freddie Mac, 4%, 2024		317,817	319,562
Freddie Mac, 5.5%, 2026		315,441	321,986

			$6,908,177

Municipals – 0.7%
Delaware State, “C”, 5%, 2023		$895,000	$1,000,834
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018		1,440,000	1,696,090
New York, Dormitory Authority Rev. (New York University), BHAC, 5.5%, 2031		1,050,000	1,132,078

			$3,829,002

U.S. Government Agencies – 0.9%
Aid-Egypt, 4.45%, 2015		$1,113,000	$1,177,610
Small Business Administration, 5.09%, 2025		186,366	191,461
Small Business Administration, 5.21%, 2026		2,168,610	2,234,133
Small Business Administration, 5.31%, 2027		1,178,303	1,222,743

			$4,825,947

U.S. Treasury Obligations – 5.1%
U.S. Treasury Bonds, 2.375%, 2010		$3,121,000	$3,203,778
U.S. Treasury Bonds, 4.75%, 2017		2,559,000	2,934,052
U.S. Treasury Bonds, 8%, 2021		428,000	610,435
U.S. Treasury Bonds, 5.375%, 2031		783,000	950,122
U.S. Treasury Notes, 4.75%, 2012 (f)		5,473,000	6,025,861
U.S. Treasury Notes, 4.125%, 2015		6,566,000	7,315,450
U.S. Treasury Notes, TIPS, 2%, 2016		7,250,332	7,205,017

			$28,244,715

Total Bonds			$170,643,258

Money Market Funds (v) – 8.9%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value		49,767,518	$49,767,518

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Total Investments	$549,927,559

Other Assets, Less Liabilities – 1.2%	6,922,424

Net Assets – 100.0%	$556,849,983

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,885,774, representing 0.9% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
TIPS	Treasury Inflation Protected Security

Insurers
BHAC	Berkshire Hathaway Assurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 1/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$326,306,236	$223,621,323	$—	$549,927,559
Other Financial Instruments	$(77,137)	$2,808,552	$—	$2,731,415

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$676,943,235

Gross unrealized appreciation	$6,566,344
Gross unrealized depreciation	(133,582,020)

Net unrealized appreciation (depreciation)	$(127,015,676)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 1/31/09

Forward Foreign Currency Exchange Contracts at 1/31/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	5,733,563	3/6/09	$3,941,745	$3,635,423	$306,322
BUY	CAD	291,778	2/19/09	232,840	237,912	5,072
SELL	CAD	1,491,980	2/19/09	1,244,302	1,216,543	27,759
SELL	DKK	7,459,222	3/06/09	1,298,852	1,279,204	19,648
SELL	EUR	36,356,167	2/19/09	51,485,118	46,540,741	4,944,377
BUY	GBP	5,059,968	2/17/09	7,009,677	7,331,489	321,812
SELL	GBP	7,747,840	2/17/09	11,505,473	11,226,000	279,473
BUY	JPY	5,673,259,458	2/17/09 - 2/18/09	62,400,200	63,166,799	766,599
SELL	JPY	499,344,754	2/18/09	5,631,880	5,559,855	72,025
BUY	NOK	4,094,239	2/26/09	584,683	590,493	5,810
SELL	SEK	10,803,236	2/27/09 - 3/06/09	1,333,821	1,290,671	43,150

						$6,792,047

MFS Global Total Return Fund

Supplemental Information (Unaudited) 1/31/09 - continued

Forward Foreign Currency Exchange Contracts at 1/31/09 - continued

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
SELL	AUD	199,079	3/06/09	$126,218 $	126,228	$(10)
SELL	CAD	3,222,055	2/19/09	2,601,524	2,627,225	(25,701)
BUY	CHF	550,930	3/20/09	490,367	475,268	(15,099)
BUY	DKK	1,236,311	3/06/09	225,000	212,019	(12,981)
BUY	EUR	30,284,015	2/19/09	42,505,629	38,767,577	(3,738,052)
BUY	GBP	1,060,000	2/17/09	1,620,276	1,535,855	(84,421)
SELL	GBP	564,040	2/17/09	780,841	817,249	(36,408)
BUY	JPY	526,040,588	2/18/09 - 2/19/09	5,927,225	5,857,112	(70,113)
SELL	JPY	42,725,395	2/17/09	475,000	475,710	(710)

						$(3,983,495)

Futures contracts outstanding at 1/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Japan Government Bond 10 yr (Long)	20	$30,925,586	Mar-09	$(77,137)

At January 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	40,216,892	62,982,834	(53,432,208)	49,767,518

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$70,684	$49,767,518

MFS Global Total Return Fund

Supplemental Information (Unaudited) 1/31/09 - continued

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2009, are as follows:

United States	33.6%
Japan	11.0%
United Kingdom	8.2%
Germany	7.5%
France	5.1%
Switzerland	5.0%
Netherlands	4.5%
Spain	2.4%
Italy	2.1%
Other Countries	20.6%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Utilities Fund

1/31/09
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 94.3%
Cable TV – 4.4%
Comcast Corp., “Special A”	2,670,400	$37,065,144
Time Warner Cable, Inc., “A” (a)	2,915,110	54,308,499

		$91,373,643

Energy - Independent – 1.4%
Apache Corp.	27,700	$2,077,500
Chesapeake Energy Corp.	72,800	1,150,968
XTO Energy, Inc.	702,265	26,047,009

		$29,275,477

Energy - Integrated – 0.1%
Hess Corp.	36,700	$2,040,887
Natural Gas - Distribution – 10.5%
Energen Corp.	717,700	$20,964,017
Equitable Resources, Inc.	2,685,530	91,925,692
Questar Corp.	1,355,966	46,075,725
Sempra Energy	1,323,990	58,043,722

		$217,009,156

Natural Gas - Pipeline – 5.0%
El Paso Corp.	6,171,450	$50,482,461
Enagas S.A.	1,192,175	20,759,868
Williams Cos., Inc.	2,204,760	31,197,354

		$102,439,683

Oil Services – 1.6%
Noble Corp.	658,610	$17,881,262
Transocean, Inc. (a)	288,100	15,736,022

		$33,617,284

Telecommunications - Wireless – 14.3%
America Movil S.A.B. de C.V., “L”, ADR	1,495,270	$42,630,148
Cellcom Israel Ltd.	2,417,633	51,205,467
China Mobile Ltd., ADR	82,700	3,719,019
Hutchison Telecommunications International Ltd.	11,237,000	2,808,993
MetroPCS Communications, Inc. (a)	808,100	10,982,079
Mobile TeleSystems OJSC, ADR	873,010	18,595,113
MTN Group Ltd.	1,363,490	13,090,573
NII Holdings, Inc. (a)	1,179,740	22,886,956
Partner Communication Co. Ltd., ADR	27,037	417,722
Rogers Communications, Inc., “B”	2,336,910	65,900,386
Tim Participacoes S.A., ADR	286,900	4,036,683
Vivo Participacoes S.A., ADR	1,061,675	15,054,552
Vodafone Group PLC	23,592,540	44,344,831

		$295,672,522

Telephone Services – 10.7%
AT&T, Inc.	1,755,580	$43,222,380
BCE, Inc.	1,281,000	26,231,119
CenturyTel, Inc.	611,300	16,590,682
Embarq Corp.	456,910	16,320,825
Royal KPN N.V.	2,441,370	32,665,970
Telefonica S.A.	2,640,890	47,102,840
TELUS Corp.	401,060	10,708,016
Verizon Communications, Inc.	345,900	10,332,033
Windstream Corp.	1,957,695	16,992,793

		$220,166,658

Utilities - Electric Power – 46.3%
AES Corp. (a)	5,668,560	$44,838,310

1

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
AES Tiete S.A., IPS	2,804,218	$19,424,045
Allegheny Energy, Inc.	1,865,500	62,009,220
American Electric Power Co., Inc.	2,138,180	67,031,943
CEZ AS	810,830	28,058,592
CMS Energy Corp.	6,014,590	70,671,433
Consolidated Edison, Inc.	101,400	4,132,050
Constellation Energy Group, Inc.	374,993	9,862,316
DPL, Inc.	1,458,333	31,427,076
DTE Energy Co.	59,900	2,066,550
Dynegy, Inc., “A” (a)	5,775,020	12,185,292
E.ON AG	1,682,272	54,366,482
Edison International	1,381,450	44,993,827
EDP Renovaveis S.A. (a)	813,998	6,065,854
Eletropaulo Metropolitana S.A., IPS	3,284,260	36,806,362
FirstEnergy Corp.	203,300	10,162,967
Iberdrola Renovables S.A. (a)	2,167,800	8,826,571
International Power PLC	5,479,891	21,580,912
Northeast Utilities	1,966,360	46,799,368
NRG Energy, Inc. (a)	4,958,112	115,821,491
NV Energy, Inc.	99,200	1,064,416
Oesterreichische Elektrizitaetswirtschafts AG (Verbund), “A”	356,393	13,676,078
PG&E Corp.	223,660	8,648,932
PPL Corp.	2,042,100	62,610,786
Progress Energy, Inc.	353,600	13,691,392
Public Service Enterprise Group, Inc.	2,101,652	66,349,154
Red Electrica de Espana	785,131	32,370,072
Scottish & Southern Energy PLC	613,190	10,619,188
Wisconsin Energy Corp.	268,900	11,987,562
Xcel Energy, Inc.	2,033,790	37,543,763

		$955,692,004

Total Common Stocks		$1,947,287,314

Bonds – 0.7%
Asset Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 3.258%, 2021 (i)(n)	$2,931,541	$158,303

Energy - Independent – 0.3%
Chesapeake Energy Corp., 9.5%, 2015	$6,313,000	$6,186,740

Energy - Integrated – 0.0%
Hess Corp., 8.125%, 2019	$80,000	$81,734

Natural Gas - Pipeline – 0.2%
El Paso Corp., 12%, 2013	$2,390,000	$2,563,275
Williams Cos., Inc., 8.75%, 2032	2,380,000	2,177,700

		$4,740,975

Utilities - Electric Power – 0.2%
CenterPoint Energy, Inc., 7%, 2014	$3,340,000	$3,438,243
TXU Eastern Funding Co., 6.75%, 2009 (d)	793,000	29,738

		$3,467,981

Total Bonds		$14,635,733

Convertible Preferred Stocks – 0.7%
Natural Gas - Pipeline – 0.7%
El Paso Corp., 4.99%	22,000	$15,647,500

Money Market Funds (v) – 3.3%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	67,378,835	$67,378,835

2

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.0%
Morgan Stanley Repurchase Agreement, 0.24%, dated 01/30/09, due 02/02/09, total to be received $187,684 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $191,434 in an individually traded account), at Net Asset Value	$187,680	$187,680

Total Investments		$2,045,137,062

Other Assets, Less Liabilities – 1.0%		20,194,244

Net Assets – 100.0%		$2,065,331,306

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $158,303, representing less than 0.1% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Utilities Fund

Supplemental Information (Unaudited) 1/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,011,857,157	$33,279,905	$—	$2,045,137,062
Other Financial Instruments	$—	$21,707,198	$—	$21,707,198

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,746,819,801

Gross unrealized appreciation	$17,050,194
Gross unrealized depreciation	(718,732,933)

Net unrealized appreciation (depreciation)	$(701,682,739)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 1/31/09

Forward Foreign Currency Exchange Contracts at 1/31/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	EUR	159,970,731	2/19/2009	$228,800,154	$204,783,864	$24,016,290
BUY	GBP	860,413	2/17/2009	1,199,958	1,246,670	46,712
SELL	GBP	37,846,805	2/17/2009	56,329,631	54,836,993	1,492,638

						$25,555,640

Depreciation
BUY	EUR	31,096,269	2/17/09 - 2/19/09	$43,534,222	$39,807,573	$(3,726,649)
BUY	GBP	1,684,372	2/17/2009	2,530,978	2,440,520	(90,458)
SELL	GBP	964,574	2/17/2009	1,366,284	1,397,590	(31,306)

						$(3,848,413)

At January 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

4

MFS Utilities Fund

Supplemental Information (Unaudited) 1/31/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	45,394,299	178,129,071	(156,144,535)	67,378,835

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$80,553	$67,378,835

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2009, are as follows:

United States	65.2%
Spain	5.3%
Canada	5.0%
United Kingdom	3.7%
Brazil	3.6%
Germany	2.6%
Israel	2.5%
Mexico	2.1%
Netherlands	1.6%
Other Countries	8.4%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 18, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2009

*	Print name and title of each signing officer under his or her signature.